ACCOUNTING RULES AND METHODS - Summary of Accounting Policy for Exchange Rates (Details) - uSD_per_EUR	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accounting Rules And Methods [Abstract]
Weighted average rate	1.0811	1.0940	1.0539
Closing rate	1.0866	1.0387	1.0666